UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Equity Dividend Fund
	Shares	Value ($)
Common Stocks 100.5%
Consumer Discretionary 4.0%
Automobiles 1.6%
Ford Motor Co.	1,480,000	18,662,800
Hotels, Restaurants & Leisure 1.9%
Yum! Brands, Inc. (a)	342,000	22,394,160
Textiles, Apparel & Luxury Goods 0.5%
Adidas AG	69,000	6,285,417
Consumer Staples 6.6%
Food & Staples Retailing 1.8%
CVS Caremark Corp.	420,000	21,470,400
Food Products 0.6%
General Mills, Inc.	36,000	1,665,000
H.J. Heinz Co.	73,000	5,287,390

		6,952,390
Tobacco 4.2%
Altria Group, Inc.	1,474,000	49,452,700
Energy 7.1%
Energy Equipment & Services 0.5%
Halliburton Co.	132,000	5,479,320
Oil, Gas & Consumable Fuels 6.6%
Apache Corp.	45,000	3,342,150
Marathon Oil Corp.	2,082,000	69,747,000
Occidental Petroleum Corp.	67,000	5,516,110

		78,605,260
Financials 31.7%
Capital Markets 4.9%
Bank of New York Mellon Corp.	610,000	16,555,400
Morgan Stanley	450,000	10,147,500
SEI Investments Co.	1,117,000	31,577,590

		58,280,490
Commercial Banks 6.0%
BOC Hong Kong (Holdings) Ltd.	7,690,000	25,893,339
PNC Financial Services Group, Inc.	726,800	45,345,052

		71,238,391
Diversified Financial Services 1.7%
Bank of America Corp.	625,000	7,018,750
JPMorgan Chase & Co.	255,000	12,474,600

		19,493,350
Insurance 10.2%
MetLife, Inc.	1,754,000	62,161,760
Prudential Financial, Inc.	288,000	16,004,160
Reinsurance Group of America, Inc.	749,000	43,067,500

		121,233,420
Real Estate Investment Trusts 8.9%
Annaly Capital Management, Inc. (REIT) (a)	1,511,000	23,405,390
Chimera Investment Corp. (REIT)	1,444,000	4,303,120
Hospitality Properties Trust (REIT)	530,000	14,151,000
Simon Property Group, Inc. (REIT)	333,000	52,900,380
Weyerhaeuser Co. (REIT)	370,000	10,881,700

		105,641,590
Health Care 6.9%
Pharmaceuticals
Bristol-Myers Squibb Co.	196,000	7,246,120
Eli Lilly & Co.	658,000	35,966,280
Merck & Co., Inc.	73,000	3,119,290
Pfizer, Inc.	1,307,000	35,772,590

		82,104,280
Industrials 17.4%
Aerospace & Defense 7.4%
Honeywell International, Inc.	687,000	48,158,700
Precision Castparts Corp.	211,100	39,389,149

		87,547,849
Air Freight & Logistics 1.1%
Deutsche Post AG (Registered)	568,000	12,730,931
Commercial Services & Supplies 1.1%
Pitney Bowes, Inc. (a)	999,000	13,086,900
Industrial Conglomerates 1.5%
General Electric Co.	748,000	17,368,560
Machinery 2.1%
Snap-on, Inc.	315,800	25,349,266
Road & Rail 4.2%
CSX Corp.	2,180,000	50,009,200
Information Technology 4.0%
Communications Equipment 1.0%
Cisco Systems, Inc.	579,000	12,072,150
Computers & Peripherals 2.3%
Apple, Inc.	59,800	26,395,720
Lexmark International, Inc. "A" (a)	63,000	1,387,260

		27,782,980
IT Services 0.7%
SAIC, Inc.	670,000	7,919,400
Materials 7.4%
Chemicals 3.9%
Monsanto Co.	463,000	46,776,890
Metals & Mining 3.5%
Freeport-McMoRan Copper & Gold, Inc.	1,290,000	41,176,800
Telecommunication Services 6.7%
Diversified Telecommunication Services
AT&T, Inc.	1,416,000	50,848,560
TeliaSonera AB	4,055,000	27,761,572
Windstream Corp. (a)	91,000	781,690

		79,391,822
Utilities 8.7%
Electric Utilities 8.5%
American Electric Power Co., Inc.	576,000	26,951,040
Duke Energy Corp.	770,000	53,322,500
Entergy Corp.	72,000	4,482,720
Exelon Corp.	430,000	13,325,700
Xcel Energy, Inc.	85,000	2,439,500

		100,521,460
Multi-Utilities 0.2%
CMS Energy Corp.	91,000	2,421,510

Total Common Stocks (Cost $1,090,412,550)		1,191,449,686
Securities Lending Collateral 3.9%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $46,133,663)	46,133,663	46,133,663
Cash Equivalents 0.0%
Central Cash Management Fund, 0.12% (b) (Cost $577,548)	577,548	577,548

	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $1,137,123,761) †	104.4	1,238,160,897
Other Assets and Liabilities, Net	(4.4)	(52,275,463)

Net Assets	100.0	1,185,885,434

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $1,137,566,076.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $100,594,821.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $143,345,430 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42,750,609.

(a)	All or a portion of these securities were on loan. The value of securities loaned at February 28, 2013 amounted to $45,062,566 which is 3.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At February 28, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/15/2013	50	3,783,250	259,875

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$41,056,960	$6,285,417	$—	$47,342,377
Consumer Staples	77,875,490	—	—	77,875,490
Energy	84,084,580	—	—	84,084,580
Financials	349,993,902	25,893,339	—	375,887,241
Health Care	82,104,280	—	—	82,104,280
Industrials	193,361,775	12,730,931	—	206,092,706
Information Technology	47,774,530	—	—	47,774,530
Materials	87,953,690	—	—	87,953,690
Telecommunication Services	51,630,250	27,761,572	—	79,391,822
Utilities	102,942,970	—	—	102,942,970
Short-Term Investments (d)	46,711,211	—	—	46,711,211
Derivatives Futures Contracts (e)	259,875	—	—	259,875
Total	$1,165,749,513	$72,671,259	$—	$1,238,420,772

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$259,875

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Dividend Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013